Pension And Postretirement Benefits (Change In The Value Of Plan Assets And The Plans' Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 45,060	$ 45,907
Actual return on plan assets	5,935	5,041
Benefits paid	(3,966)	(5,729)
Contributions	209	3
Transfer for sale of Advertising Solutions segment	0	(165)
Other	0	3
Fair value of plan assets at end of year	47,238	45,060
Unfunded status at end of year	(9,322)	(13,851)
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	9,295	9,890
Actual return on plan assets	1,347	1,266
Benefits paid	(1,682)	(1,842)
Contributions	0	0
Transfer for sale of Advertising Solutions segment	0	(19)
Other	0	0
Fair value of plan assets at end of year	8,960	9,295
Unfunded status at end of year	$ (21,325)	$ (28,136)